Long-term Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Long-term Receivables

Note 5. Long-term Receivables

As of June 30, 2026 and December 31, 2025, the Company had long-term receivables of $504,700 and $775,000, respectively, from four licensees, respectively, representing the present value of fixed guaranteed royalty payments that will be payable over varying periods of two through five years that commenced in the second half of 2022 and terminate in the second quarter of 2028. The fixed guaranteed royalty payments result from amendments to license agreements with three existing licensees and a license agreement with a new licensee. The receivable represents the present value of the fixed minimum annual payments due under the license agreements, discounted at the Company's incremental borrowing rate of 6.32% for two licensees that renewed in 2022 and 8.14% for a licensee that renewed in January 2025 and 5.52% for a new licensee in June 2025.

The Company renewed one its license agreements on January 1, 2026. While the agreement contractually states an effective date of January 1, 2026, the Company’s management determined that the substantive economics of the arrangement do not change until July 1, 2026, which is the accounting effective date of this agreement. The Company’s management believes that the accounting effective date is a more accurate reflection of the business and the economic nature of the agreement and more properly aligns the expenses associated with entering into the agreement with the corresponding revenue.

These agreements grant licenses for the use of certain patented ink technology as it exists at the time that it is granted which is considered functional intellectual property. Under Topic 606, a performance obligation to transfer a license for functional intellectual property is satisfied at a point in time and the fixed consideration could be recognized upfront when the Company transfers control of the licensee if certain criteria are met. Specifically, the minimum royalty guarantee could be recognized upfront if the following conditions are met:

•	The royalty payment is fixed or determinable

•	Collection of the royalty payment is considered probable

•	The licensee has the ability to benefit from the licensed technology

The Company determined that the above conditions were met upon execution of the four license agreements. The present value of the fixed guaranteed costs of obtaining the license agreements (sales commissions) was recorded upon renewal of three existing license agreements and a new license agreement with a new licensee. The sales commissions are amortized on a systematic basis consistent with the pattern of revenue recognition for the underlying these license agreements. The unamortized balance as of June 30, 2026 and December 31, 2025, for accrued commission payable was approximately $75,300 and $96,100, respectively, included on the condensed consolidated balance sheet in accrued expenses and accrued expenses, non-current.

The current portion of the license agreements in the amount of approximately $568,900 and $599,400, is included in accounts receivable on the balance sheets as of June 30, 2026 and December 31, 2025, respectively.

The following table summarizes the remaining future minimum payments due under the four license agreements as of June 30, 2026

Year Ending December 31:
2026	$317,000
2027	567,500
2028	270,000
Total	$1,154,500

The Company has evaluated the collectability of the long-term receivables and concluded that expected credit losses related to the receivables remain immaterial as of June 30, 2026. However, there can be no assurance that the receivables will not be impaired in the future due to changes in the licensees’ financial condition or other factors.

The long-term receivables are recorded at its present value as of June 30, 2026, and the receivable and imputed interest will be amortized over the term of the license agreements using the effective interest method. The book value approximates the fair value for long-term receivables. The unamortized balance of the long-term receivables as of June 30, 2026 and December 31, 2025 was $504,700 and $775,000, respectively. The unamortized imputed interest balance as of June 30, 2026 and December 31, 2025 was $75,300 and $90,200, respectively, which will be recognized as interest income through June 30, 2028. Interest income derived from long-term receivables was approximately $7,800 and $5,500 for the three months ended June 30, 2026 and 2025, respectively, and approximately $15,000 and $10,500 for the six months ended June 30, 2026 and 2025, respectively, included in the condensed consolidated statements of comprehensive loss.

6. Long-term Receivables

As of December 31, 2025, the Company had long-term receivables of $775,000 from three of the four licensees representing the present value of fixed guaranteed royalty payments that will be payable over varying periods of two through five years that commenced in the second half of 2022 and terminate in the second quarter of 2028. The fixed guaranteed royalty payments result from amendments to license agreements with three existing licensees and a license agreement with a new licensee. The receivable represents the present value of the fixed minimum annual payments due under the license agreements, discounted at the Company’s incremental borrowing rate of 6.32% for two licensees that renewed in 2022, 8.14% for a licensee that renewed in January 2025 and 5.52% for a new licensee in June 2025.

The four agreements grant licenses for the use of certain patented ink technology as it exists at the time that it is granted which is considered functional intellectual property. Under Topic 606, a performance obligation to transfer a license for functional intellectual property is satisfied at a point in time and the fixed consideration could be recognized upfront when the Company transfers control of the licensee if certain criteria are met. Specifically, the minimum royalty guarantee could be recognized upfront if the following conditions are met:

•	The royalty payment is fixed or determinable

•	Collection of the royalty payment is considered probable

•	The licensee has the ability to benefit from the licensed technology

The Company determined that the above conditions were met upon execution of the four license agreements. The present value of the fixed guaranteed costs of obtaining the four license agreements (sales commissions) was recorded upon renewal of three existing license agreements and a new license agreement with a new licensee. The sales commissions are amortized on a systematic basis consistent with the pattern of revenue recognition for the underlying four license agreements. The unamortized balance as of December 31, 2025 and December 31, 2024, for accrued commission payable was $96,100 and $128,500, respectively, included on the balance sheet in accrued expenses and accrued expenses, non-current.

The current portion of the four license agreements, in the amount of $599,400 and $545,700, is included in accounts receivable on the balance sheets as of December 31, 2025 and 2024, respectively.

The following table summarizes the future minimum payments due under the three license agreements as of December 31, 2025:

Year Ending December 31:

2026	$634,000
2027	$567,500
2028	$270,000
Total	$1,471,500

The Company has evaluated the collectability of the long-term receivables and believes them to be fully collectible as of December 31, 2025. However, there can be no assurance that the receivables will not be impaired in the future due to changes in the licensees’ financial condition or other factors.

The long-term receivables are recorded at its present value as of December 31, 2025, and the receivable and imputed interest will be amortized over the term of the license agreements using the effective interest method. The book value approximates the fair value for long-tern receivables. The unamortized balance of the long-term receivables as of December 31, 2025 and 2024 is $775,000 and $1,292,800, respectively. The unamortized imputed interest balance as of December 31, 2025 and 2024 was $90,200 and $110,500, respectively, which will be recognized as interest income through June 30, 2028. Interest income derived from long-term receivables was $23,100 and $16,100 for the year ended December 31, 2025 and 2024, respectively, included in the statements of comprehensive income (loss).